SHARE-BASED COMPENSATION - Share options and restricted share units (Details)			1 Months Ended		12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥)	Sep. 30, 2018 installment shares	Mar. 31, 2018 shares	Dec. 31, 2020 CNY (¥) installment shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Valuation of options granted
Fair value of underlying ordinary share | $ / shares								3.425
Weighted average grant date fair value | $ / shares								$ 1.62		$ 2.11
Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥	¥ 8,935,076
General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥	¥ 10,535,229	¥ 33,537,572
Unvested restricted share units
Number of Shares
Unvested balance as of the beginning | shares					1,744,600
Granted (in shares) | shares					2,187,700
Forfeited (in shares) | shares					(750)
Unvested balance as of the end | shares					3,457,900		1,744,600
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares						$ 3.64
Granted (in dollars per share) | $ / shares						3.81
Forfeited (in dollars per share) | $ / shares						3.89
Unvested balance as of the end (in dollars per share) | $ / shares						$ 3.74		3.64
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 21,914,217		¥ 7,602,522		¥ 375,123
Unrecognized compensation expense | ¥					¥ 69,051,032	$ 69,051,032
Expenses expected to be recognized over a weighted average period					2 years 10 months 6 days
Unvested restricted share units | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 472,182		36,332
Unvested restricted share units | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥					6,932,616		2,185,586
Unvested restricted share units | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥					6,021,889		1,146,846
Unvested restricted share units | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 8,487,530		¥ 4,233,758		¥ 375,123
2016 Global Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued | shares				5,861,480
Expiration period				10 years
2016 Global Incentive Plan | Restricted share units granted to five independent directors
SHARE-BASED COMPENSATION
Number of share options granted (in shares) | shares					100,000
2016 Global Incentive Plan | Restricted share units, two
SHARE-BASED COMPENSATION
Number of share options granted (in shares) | shares					427,250
2016 Global Incentive Plan | Stock options with exercise price of US$0.20 per share
SHARE-BASED COMPENSATION
Share options granted (in dollars per share) | $ / shares						$ 0.20
Number of share options granted (in shares) | shares					4,460,894
2016 Global Incentive Plan | Stock options with exercise price of nil per share
SHARE-BASED COMPENSATION
Share options granted (in dollars per share) | $ / shares						$ 0
Number of share options granted (in shares) | shares					705,196
Amended 2016 Plan
Number of Shares
Unvested balance as of the beginning | shares					8,682,356
Exercised (in shares) | shares					(2,610,926)
Forfeited (in shares) | shares					(79,106)
Unvested balance as of the end | shares					5,992,324		8,682,356
Exercisable at end of period (in shares) | shares					2,032,930	2,032,930					2,032,930
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares						$ 1.74
Exercised (in dollars per share) | $ / shares						1.34
Forfeited (in dollars per share) | $ / shares						0.20
Unvested balance as of the end (in dollars per share) | $ / shares						$ 1.93		1.74
Options exercisable at end of period (in dollars per share) | $ / shares											$ 0.35
Weighted Average Contractual Term
Outstanding at end of period					7 years 3 months 25 days
Options exercisable at end of period					5 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding at end of period | $											$ 72,489,587
Options exercisable at end of period | $											$ 27,790,820
Valuation of options granted
Risk-free rate of return, Minimum							1.90%		2.78%
Risk-free rate of return, Maximum									3.13%
Volatility, Minimum							47.90%		49.90%
Volatility, Maximum							47.90%		50.90%
Expected dividend yield							0.00%		0.00%
Exercise multiple | $ / shares										2.2
Fair value of underlying ordinary share, Minimum | $ / shares										2.05
Fair value of underlying ordinary share, Maximum | $ / shares										$ 4.10
Expected term							10 years		10 years
Total share-based compensation expenses | ¥					¥ 17,694,698		¥ 12,020,257		¥ 5,719,953
Unrecognized compensation expense | ¥					¥ 35,165,131	$ 35,165,131
Expenses expected to be recognized over a weighted average period					2 years 4 months 28 days
Amended 2016 Plan | Minimum
Valuation of options granted
Exercise multiple | $ / shares								2.2
Amended 2016 Plan | Maximum
Valuation of options granted
Exercise multiple | $ / shares								$ 2.8
Amended 2016 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 171,501		255,679		246,947
Amended 2016 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥					3,012,857		2,471,725		2,124,728
Amended 2016 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥					4,895,748		3,060,263		955,538
Amended 2016 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 9,614,592		6,232,590		2,392,740
2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued | shares			6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued			1.50%
Maximum aggregate shares that may be issued, annual increase | shares			2,230,111
Share options granted (in dollars per share) | $ / shares						$ 3.425
Number of share options granted (in shares) | shares					4,180,000
Number of equal installments in which the awards can be granted | installment			4		4
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 39,608,915		19,622,779		265,874,927
2018 Plan | Cost of revenues
Valuation of options granted
Total share-based compensation expenses | ¥					643,683		292,011		246,947
2018 Plan | Selling and marketing expenses
Valuation of options granted
Total share-based compensation expenses | ¥					9,945,473		4,657,311		2,124,728
2018 Plan | Research and development expenses
Valuation of options granted
Total share-based compensation expenses | ¥					10,917,637		4,207,109		52,864,313
2018 Plan | General and administrative expenses
Valuation of options granted
Total share-based compensation expenses | ¥					¥ 18,102,122		¥ 10,466,348		¥ 210,638,939
2018 Plan | Unvested restricted share units
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment					4
Number of Shares
Granted (in shares) | shares					3,454,300
Tranche One | 2016 Global Incentive Plan | Stock options with exercise price of US$0.20 per share
SHARE-BASED COMPENSATION
Vesting percentage					40.00%
Tranche Two | 2016 Global Incentive Plan | Restricted share units granted to five independent directors
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment					2
Tranche Two | 2016 Global Incentive Plan | Restricted share units, two
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment					4
Tranche Two | 2016 Global Incentive Plan | Stock options with exercise price of US$0.20 per share
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment					3
Tranche Two | 2016 Global Incentive Plan | Stock options with exercise price of nil per share
SHARE-BASED COMPENSATION
Number of equal installments in which the awards can be granted | installment					4